Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14 – INCOME TAXES

The tax effects of temporary differences that give rise to deferred tax assets and liabilities as of December 31, 2019 and 2018 are presented below:

	For the Years Ended
	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$4,599,898	$3,328,192
Receivable allowance	21,000	30,800
Stock-based compensation	267,226	244,157
Accruals	48,502	44,816
Intangible assets	469,169	527,235
Property and equipment	2,858	-
Deferred revenues	358,646	166,025
Gross deferred tax asset	5,767,299	4,341,225

Deferred tax liabilities:
Beneficial conversion feature	(10,897)	(352,111
Deferred Rent	(260)	(5,798

Gross deferred tax liabilities	(11,157)	(357,909)

Net deferred tax assets	5,756,142	3,983,316

Valuation allowance	(5,756,142)	(3,983,316)

Net deferred tax assets, net of valuation allowance	$-	$-

The income tax (provision) benefit for the periods shown consist of the following:

	For the Years Ended
	December 31,
	2019	2018
Federal:
Current	$-	$-
Deferred	1,329,620	606,915
State and local:
Current	-	-
Deferred	443,206	202,305
	1,772,826	809,220
Change in valuation allowance	(1,772,826)	(809,220)
Income tax (provision) benefit	$-	$-

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown, are as follows:

	For the Years Ended
	December 31,
	2019	2018

Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax benefit, net of federal impact	7.0%	7.0%
Permanent differences	(20.6)%	(0.6)%
Income passed through to non-controlling interests	(0.0)%	(0.0)%
Change in effective rate	(0.4)%	(3.0)%
Other	(0.8)%	(0.1)%
Change in valuation allowance	(6.2)%	(24.3)%

Effective income tax rate	0.0%	0.0)%

At December 31, 2019 and 2018, the Company had approximately $16.4 million and $11.9 million, respectively, each of federal and state net operating losses (“NOLS”) which may be available to offset future taxable income. The net operating loss carryforwards, if not utilized, will expire from 2030 to 2037 for federal purposes. In accordance with Section 382 of the Internal Revenue Code, the utilization of the Company’s net operating loss carryforwards could be subject to annual limitations if there has been greater than 50% ownership change. As such, the Company has tracked its ownership changes in accordance with Section 382 and has determined that the Company’s net operating loss carryforwards are subject to annual limitations due to a greater than 50% ownership change which occurred during the year ended December 31, 2019. The Section 382 limitation will be approximately $500,000 a year. Based on this limitation, none of the prior year NOLS are expected to expire before being utilized, therefore, no reduction in the NOL carryforward is required.

The Company has filed income tax returns in the U.S. federal jurisdiction and the states of California, New Jersey, Texas and New York. The Company’s tax return filed for 2018, 2017, 2016 and 2015 remains subject to examination.

The Company is in the process of filing its amended U.S. Federal and State tax returns for the years ended December 31, 2018, 2017 and 2016. The NOLS for the years will not be available until the returns are filed. Assuming these returns are filed, as of December 31, 2019 the company had approximately $11.9 million of Federal and State NOLS that may be available to offset future taxable income.